Consolidated Statements of Changes in Shareholders' Equity R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)	Share capital [member] USD ($)	Share capital [member] BRL (R$)	Additional paid-in capital [member] USD ($)	Additional paid-in capital [member] BRL (R$)	Treasury shares [member] USD ($)	Treasury shares [member] BRL (R$)	Accumulated losses [member] BRL (R$)	Foreign currency translation [member] BRL (R$)	Gain (Loss) on hedge accounting [member] BRL (R$)	Equity attributable to owners of the parent [member] BRL (R$)	Non-controlling interest [member] BRL (R$)
Beginning Balance at Dec. 31, 2014		R$ 245,007		R$ 130		R$ 675,805		R$ (547)	R$ (427,629)	R$ (4,338)		R$ 243,421	R$ 1,586
Comprehensive Income (Loss)
Net loss		(99,513)							(98,676)			(98,676)	(837)
Other comprehensive income (loss)		(2,308)								(3,397)	R$ 913	(2,484)	176
Total comprehensive income (loss)		(101,821)							(98,676)	(3,397)	913	(101,160)	(661)
Transactions with Owners and Other
Issuance of common shares in initial public offering, net of offering costs		146,194		11		146,183						146,194
Purchase of treasury shares		(378)						(378)				(378)
Total transactions with owners and other		145,816		11		146,183		(378)				145,816
Ending Balance at Dec. 31, 2015		289,002		141		821,988		(925)	(526,305)	(7,735)	913	288,077	925
Comprehensive Income (Loss)
Net loss		(151,896)							(151,074)			(151,074)	(822)
Other comprehensive income (loss)		(12,473)								(11,297)	(1,458)	(12,755)	282
Total comprehensive income (loss)		(164,369)							(151,074)	(11,297)	(1,458)	(163,829)	(540)
Transactions with Owners and Other
Purchase of treasury shares		(608)						(608)				(608)
Total transactions with owners and other		(608)						(608)				(608)
Ending Balance at Dec. 31, 2016		124,025	$ 43	141	$ 248,485	821,988		(1,533)	(677,379)	(19,032)	(545)	123,640	385
Comprehensive Income (Loss)
Net loss	$ (51,495)	(170,345)							(169,746)			(169,746)	(599)
Other comprehensive income (loss)	1,828	6,047								5,368	545	5,913	134
Total comprehensive income (loss)	(49,667)	(164,298)							(169,746)	5,368	R$ 545	(163,833)	(465)
Transactions with Owners and Other
Issuance of common shares in initial public offering, net of offering costs		415,550		84		415,466						415,550
Purchase of treasury shares							$ 0	0
Conversion of convertible notes to common shares		94,151		19		94,132						94,151
Share-based payments		13,921				13,921						13,921
Ending Balance at Dec. 31, 2017	$ 146,116	R$ 483,349	$ 74	R$ 244	$ 406,744	R$ 1,345,507		R$ (1,533)	R$ (847,125)	R$ (13,664)		R$ 483,429	R$ (80)